Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of transactions with related parties

	Pfizer companies			GSK companies
	2024 £m	2023 £m	2022 £m	Period ended 18 July 2022 £m
Sales of goods	–	–	–	91
Purchases of goods	–	–	–	(41)
Services, royalties, and other income	–	–	–	74
Services, royalties, and other expense	–	–	(5)	(135)
Interest income	–	–	12	30
Interest expense	–	–	–	(2)
Dividend paid	165	124	3,801	8,129

Balance outstanding as at 31 December:

	Pfizer companies		GSK companies
	2024 £m	2023 £m	2024 £m	2023 £m
Other amounts owing from related parties	–	–	34	32